Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Impacts of IFRS Adjustments for Deferred Income for Capital Grants (Detail) - EUR (€)
€ in Thousands
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Non current deferred income for capital grants	€ 13,002	€ 13,771	€ 14,760
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Non current deferred income for capital grants		6,809	7,195
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Non current deferred income for capital grants		6,962	7,565
Government Grants [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Non current deferred income for capital grants		€ 6,962	€ 7,565